Revenue - Revenue recognized in relation to contract liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue recognized that was included in the contract liability balance at the beginning of the year	¥ 58,383	¥ 10,363